Risk management - Spain Real Estate Business: gross, collateral, allowance (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution of portfolio
Financial assets	€ 184,596	€ 191,124	€ 199,351
Accumulated impairment
Distribution of portfolio
Financial assets	(474)	(635)	(730)
SPAIN
Distribution of portfolio
Excess over collateral value	213,668
SPAIN | Gross carrying amount
Distribution of portfolio
Financial assets	204,810	215,764	227,446
SPAIN | Gross carrying amount | Real estate operations in Spain
Distribution of portfolio
Financial assets	2,939
SPAIN | Accumulated impairment | Real estate operations in Spain
Distribution of portfolio
Financial assets	(1,349)
Construction and property development | SPAIN | Real estate operations in Spain
Distribution of portfolio
Financial assets	2,939	€ 4,812	€ 6,472	€ 5,515
Excess over collateral value	€ 435
Construction and property development | SPAIN | Nonperforming | Real estate operations in Spain
Distribution of portfolio
Non-performing rate (as a percent)	9.73%	27.58%
Coverage rate (as a percent)	3531.00%	35.27%
Excess over collateral value	€ 87
Construction and property development | SPAIN | Gross carrying amount | Real estate operations in Spain
Distribution of portfolio
Financial assets	2,939
Construction and property development | SPAIN | Gross carrying amount | Nonperforming | Real estate operations in Spain
Distribution of portfolio
Financial assets	286
Written-off assets	963
Construction and property development | SPAIN | Accumulated impairment | Real estate operations in Spain | Individually calculated
Distribution of portfolio
Financial assets	115
Construction and property development | SPAIN | Accumulated impairment | Nonperforming | Real estate operations in Spain | Individually calculated
Distribution of portfolio
Financial assets	€ 101